Equity	12 Months Ended
Dec. 31, 2017
Equity
Equity

(15)Equity

Details of consolidated equity and movement are shown in the consolidated statement of changes in equity.

(a)Share capital

At 31 December 2017 and 2016, the Company’s share capital amounts to Euros 119,603,705 and comprises:

•	Class A shares: 426,129,798 ordinary shares of Euros 0.25 par value each, subscribed and fully paid and of the same class and series.

•	Class B shares: 261,425,110 non-voting preference shares of 0.05 Euros par value each, of the same class and series, and with the preferential rights set forth in the Company’s by-laws.

On 4 January 2016 the Company’s new shares resulting from the share split ruling on 3 December 2015 by the Company’s board of directors started to be traded in accordance with the delegation of authorities by the shareholders at the general shareholders’ meeting held on 29 May 2015.

The main characteristics of the Class B shares are as follows:

•

Each Class B share entitles its holder to receive a minimum annual preferred dividend out of the distributable profits at the end of each year equal to Euros 0.01 per Class B share provided that the aggregate preferred dividend does not exceed the distributable profits of that year and a distribution of dividends has been approved by the Company’s shareholders. This preferred dividend is not cumulative if sufficient distributable profits are not obtained in the period.

•	Each Class B share is entitled to receive, in addition to the above-mentioned preferred dividend, the same dividends and other distributions as for one Grifols ordinary share.

•

Each Class B share entitles the holder to its redemption under certain circumstances, if a takeover bid for all or part of the shares in the Company has been made, except if holders of Class B shares have been entitled to participate in the bid on the same terms as holders of Class A shares. The redemption terms and conditions reflected in the Company’s by-laws limit the amount that may be redeemed, requiring that sufficient distributable reserves be available, and limit the percentage of shares to be redeemed in line with the ordinary shares to which the bid is addressed.

•

In the event the Company were to be wound up and liquidated, each Class B share entitles the holder to receive, before any amounts are paid to holders of ordinary shares, an amount equal to the sum of (i) the par value of the Class B share, and (ii) the share premium paid for the Class B share when it was subscribed. In addition to the Class B liquidation preference amount, each holder is entitled to receive the same liquidation amount that is paid for each ordinary share.

These shares are freely transferable.

Since 23 July 2012 the ADSs (American Depositary Shares) representing Grifols’ Class B shares (non-voting shares) have had an exchange ratio of 1:1 in relation to Class B shares, ie.1 ADS represents 1 Class B share. The previous rate was 2 ADS per 1 Class B share.

The Company’s knowledge of its shareholders is based on information provided voluntarily or in compliance with applicable legislation. According to the information available to the Company, there are no interests representing more than 10% of the Company’s total capital at 31 December 2017 and 2016.

At 31 December 2017 and 2016, the number of outstanding shares is equal to the total number of Company shares, less treasury stock.

Movement in outstanding shares during 2016 is as follows:

	Class A shares	Class B shares

Balance at 1 January 2016	426,129,798	257,386,540
(Acquisition) / disposal of treasury stock (note 15 (d))	—	(692,165)

Balance at 31 December 2016	426,129,798	256,694,375

Movement in outstanding shares during 2017 is as follows:

	Class A shares	Class B shares

Balance at 1 January 2017	426,129,798	256,694,375
(Acquisition) / disposal of treasury stock (note 15 (d))	—	432,929

Balance at 31 December 2017	426,129,798	257,127,304

(b)Share premium

Movement in the share premium is described in the consolidated statement of changes in equity, which forms an integral part of this note to the Consolidated Financial Statements.

(c)Reserves

The drawdown of accumulated gains is subject to legislation applicable to each of the Group companies. At 31 December 2017, Euros 40,061 thousand equivalent to the carrying amount of development costs pending amortization of certain Spanish companies (Euros 50,680 thousand at 31 December 2016) (see note 8) are, in accordance with applicable legislation, restricted reserves which cannot be distributed until these development costs have been amortized.

In May 2015 the company sold 1,967,265 treasury stocks (Class A Shares), generating a profit of Euros 2 million, recognized in reserves.

In June 2015 Araclon Biotech, S.L. increased capital by an amount of Euros 6 million. As a result, the Group has increased its investment from 66.15% to 70.83%. The difference between the share capital increase carried out by the Group and the non-controlling interest had been recognized as a Euros 1.77 million decrease in reserves.

In July 2016 the Group acquired an additional 20% of the assets of Medion Diagnostics AG in exchange for 59,951 treasury stocks (Class B Shares) from its non-controlling interests. After these capital increases, Grifols’ interest rose to 100% in 2016. The difference between the share capital increase carried out by the Group and the non-controlling interest was recognized as a Euros 0.6 million decrease in reserves.

In August 2016 Araclon Biotech, S.L. increased capital by an amount of Euros 6.7 million. As a result, the Group increased its investment from 70.83% to 73.22%. The difference between the share capital increase carried out by the Group and the non-controlling interest was recognized as a Euros 1.7 million decrease in reserves.

On 12 December 2016, the Group subscribed a share capital increase in the capital of VCN Biosciences, S.L. of Euros 5 million. After this capital increase, Grifols interest rose to 81.34% in 2016. The difference between the share capital increase carried out by the Group and the non-controlling interest was recognized as a Euros 1 million decrease in reserves.

In October 2017, the Group acquired 12,020 Progenika Biopharma, S.A. shares As a result, the Group has increased its investment from 89.25% to 90.23%. The difference between the share capital increase carried out by the Group and the non-controlling interest has been recognized as a Euros 374 thousand decrease in reserves.

At 31 December 2017 and 2016 reserves include the IFRS-EU first-time adoption revaluation reserves and legal reserve of certain Group companies.

Legal reserve

Companies in Spain are obliged to transfer 10% of each year’s profits to a legal reserve until this reserve reaches an amount equal to 20% of share capital. This reserve is not distributable to shareholders and may only be used to offset losses if no other reserves are available. Under certain conditions it may be used to increase share capital provided that the balance left on the reserve is at least equal to 10% of the nominal value of the total share capital after the increase.

At 31 December 2017 and 2016 the legal reserve of the Company amounts to Euros 23,921 thousand.

Distribution of the legal reserves of Spanish companies is subject to the same restrictions as those of the Company and at 31 December 2017 the balance of the legal reserve of other Spanish companies amounts to Euros 2,416 thousand (Euros 1,485 thousand at 31 December 2016).

Other foreign Group companies have a legal reserve amounting to Euros 731 thousand at 31 December 2017 (Euros 650 thousand at 31 December 2016).

(d)Treasury stock

At 31 December 2017 and December 2016 the Company does not have any Class A treasury stock.

Movement in Class B treasury stock during 2016 is as follows:

	No. of Class B shares	Thousands of Euros
Balance at 1 January 2016	4,038,570	58,575

Acquisition of Class B shares	1,628,893	23,720
Non Cash Disposal Class B shares	(936,728)	(13,585)

Balance at 31 December 2016	4,730,735	68,710

In July 2016 the Company delivered 59,951 treasury stocks (Class B Shares) to Medion’s non-controlling interests in exchange for the 20% acquired from them.

In March 2016 the Company delivered 876,777 treasury stocks (Class B Shares) to Progenika’s non-controlling interests in exchange for the 16.46% acquired from them (see note 2(b)).

Class B share acquisitions included the purchase of the Class B shares from the vendor shareholders of Progenika for which Grifols exercised the cash option for an amount of Euros 11,035 thousand. This amount had been considered as cash used in investing activities in the statement of cash flows

Movement in Class B treasury stock during 2017 is as follows:

	No. of Class B shares	Thousands of Euros
Balance at 1 January 2017	4,730,735	68,710
Disposal Class B shares	(432,929)	(6,288)

Balance at 31 December 2017	4,297,806	62,422

In March 2017 the company delivered 432,929 treasury stocks (Class B shares) to eligible employees as a compensation of the Restricted Share Unit Retention Plan (see note 29).

The Parent held Class B treasury stock equivalent to 0.6% of its capital at 31 December 2017 (0.7% at 31 December 2016).

(e)Distribution of profit

The profits of Grifols, S.A. and subsidiaries will be distributed as agreed by respective shareholders at their general meetings.

The proposed distribution of profit of the Parent Grifols, S.A. for the years ended 31 December 2017, and the distribution approved for 2016, presented at the general meeting held on 26 May 2017, is as follows:

	Thousands of Euros
	31/12/2017	31/12/2016
Legal Reserve	—	—
Voluntary reserve	76,247	103,611
Dividends	265,080	218,182

Profit of the Parent	341,327	321,793

The following dividends were paid in 2016:

	31/12/2016
	% of par value	Euros per share	Thousands of Euros
Ordinary shares	53%	0.13	56,493
Non-voting shares	265%	0.13	34,136
Non-voting shares (preferred dividend)	20%	0.01	2,614

Total dividends paid			93,243

	31/12/2016
	% of par value	Euros per share	Thousands of Euros
Ordinary shares (interim dividend)	72%	0.18	76,703
Non-voting shares (interim dividend)	360%	0.18	46,205

Total interim dividends paid			122,908

The following dividends were paid in 2017:

	31/12/2017
	% of par value	Euros per share	Thousands of Euros
Ordinary shares	54%	0.14	57,790
Non-voting shares	271%	0.14	34,870
Non-voting shares (preferred dividend)	20%	0.01	2,614

Total dividends paid			95,274

	31/12/2017
	% of par value	Euros per share	Thousands of Euros
Ordinary shares (interim dividend)	72%	0.18	76,703
Non-voting shares (interim dividend)	360%	0.18	46,283

Total interim dividends paid			122,986

At the meeting held on 27 October 2017, the Board of Directors of Grifols approved the distribution of interim dividend for 2017 of Euros 0.18 for each Class A and B share, recognizing a total of Euros 122,986 thousand as interim dividend.

At the meeting held on 28 October 2016, the Board of Directors of Grifols approved the distribution of interim dividend for 2016 of Euros 0.18 for each Class A and B share, recognizing a total of Euros 122,908 thousand as interim dividend.

These amounts to be distributed did not exceed the profits generated by the Company since the end of the last reporting period, less the estimated income tax payable on these profits, in accordance with article 277 of the Revised Spanish Companies Act.

The Statement of Liquidity for Distribution of Interim Dividend of Grifols, S.A. prepared in accordance with legal requirements and which shows the existence of sufficient liquidity to be able to distribute the aforementioned interim dividend is provided in Appendix V.

At a general meeting held on 26 May 2017 the shareholders approved the distribution of a preferred dividend of Euros 0.01 for every Class B non-voting share.

The distribution of the profit for the years ended 31 December 2016 and 2017 is presented in the consolidated statement of changes in equity.

(f)Restricted Share Unit Compensation

The Group has set up a Restricted Share Unit Retention Plan (hereinafter RSU Plan) for certain employees (see note 29). This commitment will be settled using equity instruments and the cumulative accrual amounts to Euros 13,871 thousand (Euros 7,946 thousand in 2016).